Investment Securities - Amount of Interest Income from Taxable and Non-Taxable Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Income, Securities, Operating, by Taxable Status [Abstract]
Taxable	$ 1,634	$ 1,375	$ 1,515
Non-taxable	232	256	277
Total interest income from investment securities	$ 1,866	$ 1,631	$ 1,792